LEASE (Tables)	6 Months Ended
Dec. 31, 2025
Lease
SCHEDULE OF LEASE AGREEMENT MATERIAL RESIDUAL VALUE GUARANTEES OR MATERIAL RESTRICTIVE CONVENANTS

The Company’s lease agreement does not contain any material residual value guarantees or material restrictive covenants.

As of December 31, 2025
Operating lease ROU asset	$131,736

Operating lease liability - current	$52,306
Operating lease liability - non-current	110,260
Total operating lease liability	$162,566

As of December 31, 2025
Weighted-average remaining lease term (months)	29.5

Weighted-average discount rate	3.5%

A summary of lease cost recognized in Company’s consolidated financial statements and supplemental cash flow information for operating leases is as follows for the six months ended December 31, 2025:

2025
Operating lease cost	$14,859
Cash paid for operating lease	$-

SCHEDULE OF MATURITY OF OPERATING LEASE LIABILITIES UNDER NON-CANCELABLE OPERATING LEASES

A summary of maturity of operating lease liabilities under the Company’s non-cancelable operating leases as of December 31, 2025 is as follows:

For the six months ending December 31,
2026	$56,916
2027	56,916
2028	56,916
Total lease payments	170,748
Less: imputed interest	(8,182)
Present value of operating lease liability	$162,566